Operations	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Operations
1	Operations
Vinci Partners Investments Ltd. is an exempted company incorporated in the Cayman Islands (referred to herein as “Entity”, “Group” or “Vinci Compass”). The Group started its activities in September 2009. Its objective is to hold investments in the capital of other companies as partner (shareholder). The investees are specialized in rendering alternative investment management, asset allocation, corporate advisory services and retirement services. The actual shareholders of the Entity are disclosed in Note 17.
The registered office of the Entity is at Harneys Fiduciary (Cayman) Limited, 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman
KY1-1002,
Cayman Islands.
On March 07, 2024, Vinci Compass announced an agreement for a business combination with Compass and on October 29, 2024, the transaction was completed, creating a full-service Latin American alternative asset manager with more than US$50 billion in assets under management. Please see note 7(a) further detail regarding the transaction.